LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

February 6, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:     Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)

1933 Act File No. 002-88912

1940 Act File No. 811-03942

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 63 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on January 27, 2012.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2364.

Very truly yours,

/s/ Jonn Plerchee

Jonn Plerchee

Paralegal

Lord, Abbett & Co. LLC